Inventories (Details) - CAD CAD in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Crude oil, natural gas and sulphur	CAD 523	CAD 539	CAD 523
Refined petroleum products	433	548	433
Trading inventories measured at fair value less costs to sell	399	237	399
Materials, supplies and other	203	189	203
Inventories	1,558	1,513	1,558
Inventory write-down to net realizable value (note 6)	CAD 9	CAD 0	CAD 9